Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Diluted loss per share	$ (0.31)	$ (0.06)
Diluted weighted average number of shares outstanding	24,528,000	22,767,733